Other Non-Financial Assets	12 Months Ended
Dec. 31, 2025
Other Non-Financial Assets [Abstract]
Other Non-Financial Assets	Other Non-Financial Assets

(in millions €)	December 31, 2025	December 31, 2024
Deferred expenses	117.8	194.5
Other	63.3	44.5
Total	181.1	239.0
Total current	173.8	212.7
Total non-current	7.3	26.3
Deferred expenses mainly comprise prepayments for future expenses of €8.2 million (€83.1 million as of
December 31, 2024) for the settlement fee of the European Commission to our collaboration partner and prepayments for our collaborations with Ryvu Therapeutics S.A., Krakow, Poland, €5.5 million (€8.5 million as of
December 31, 2024) and MediLink Therapeutics Co., Ltd, Suzhou, China, €8.4 million (€17.7 million as of
December 31, 2024). The remaining deferred expenses mainly comprise insurance obligations, licenses and service contracts. The remaining other non-financial assets mainly comprise receivables from grants of €25.9 million and VAT receivables of €20.1 million.